Note 12 - Long-term Debt	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Long-Term Debt [Text Block]

12.          Long-term debt

	As at December 31,
	2024	2023
Revolving Credit Facility	$995,520	$977,110
Senior Notes	495,519	518,982
Finance leases maturing at various dates through 2029	12,232	5,710
Other long-term debt maturing at various dates through 2030	5,204	837
	1,508,475	1,502,639

Less: current portion	6,061	1,796
Long-term debt - non-current	$1,502,414	$1,500,843

On November 29, 2024 the Company amended and extended the multi-currency, sustainability-linked senior unsecured revolving credit facility (the “Revolving Credit Facility”). The Company increased the Revolving Credit Facility from $1,750,000 to $2,250,000 and extended for a 5-year term maturing November 29, 2029. The Revolving Credit Facility bears interest at an applicable margin of 1.125% to 2.5% over floating reference rates, depending on financial leverage ratios. The applicable margin may be adjusted, annually, plus or minus 0.05% subject to achieving certain sustainability metrics. The weighted average interest rate on borrowings under the Revolving Credit Facility was 6.7% (2023 – 6.6%). The Revolving Credit Facility had $1,235,898 of available undrawn credit as at December 31, 2024 ($759,358 as at December 31, 2023). As at December 31, 2024, letters of credit in the amount of $18,582 were outstanding against the Revolving Credit Facility ($13,532 as at December 31, 2023). The Revolving Credit Facility requires a commitment fee of 0.11% to 0.35% of the unused portion, depending on financial leverage ratios.

The Company has outstanding senior unsecured notes with a carrying value of $495,519. A summary of the unsecured senior notes is provided in the table below:

		Maturity		Interest
	Term	Date	Carrying Value	Rate
Senior Notes due 2028 - €210,000	10-year	May 30, 2028	$216,950	2.23%
Senior Notes due 2031 - €125,000	10-year	October 7, 2031	129,114	1.52%
Senior Notes due 2031 - $150,000	10-year	October 7, 2031	149,455	3.02%
			$495,519

The Senior Notes due 2028 and the Senior Notes due 2031 are each held by a group of institutional investors.

The Revolving Credit Facility, Senior Notes due 2028, and Senior Notes due 2031 rank equally in terms of seniority and have similar financial covenants, including leverage and interest coverage. The Company was in compliance with all covenants as of December 31, 2024. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The estimated aggregate principal repayments on long-term debt required in each of the next five years and thereafter to meet the retirement provisions are as follows:

For the year ended December 31,
2025	$6,061
2026	6,634
2027	2,757
2028	218,517
2029 and thereafter	1,274,506
$1,508,475